CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (decrease) of capital expenditures in accounts payable	$ 1	$ 12	$ 16	$ 14	$ (13)
Stock-based compensation	$ 20	$ 17	$ 22	$ 24	$ 16